SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of segment information

	Sales of Fish Trading	Sales of Catering	E-Commerce	Total

Revenue	$3,929,870	$2,418	$39,428	$3,971,716
Cost of revenue	$3,921,975	$1,904	$15,383	$3,939,262
Gross profit	$7,895	$514	$24,045	$32,454
General and administrative expenses	$(370,349)	$86,683	$47,344	$(236,322)
Segment operating losses	$(362,454)	$87,197	$71,389	$(203,868)
Income tax expenses	$(140,561)	$–	$–	$(140,561)
Segment losses	$(503,015)	$87,197	$71,389	$(344,429)

For three months ended June 30, 2024

	Sales of Fish Trading	Sales of Catering	E-Commerce	Total

Revenue	$6,640,220	$1,122	$111,770	$6,753,112
Cost of revenue	$6,626,898	$21,179	$59,248	$6,707,325
Gross profit	$13,322	$(20,057)	$52,522	$45,787
General and administrative expenses	$(128,410)	$(65,113)	$(160,919)	$(354,442)
Segment operating losses	$(115,088)	$(85,170)	$(108,397)	$(308,655)
Income tax benefit	$1,766	$–	$–	$1,766
Segment losses	$(113,322)	$(85,170)	$(108,397)	$(306,889)

For six months ended June 30, 2025

	Sales of Fish Trading	Sales of Catering	E-Commerce	Total

Revenue	$8,404,076	$4,507	$97,261	$8,505,844
Cost of revenue	$8,387,184	$3,471	$31,785	$8,422,440
Gross profit	$16,892	$1,036	$65,476	$83,404
General and administrative expenses	$(430,672)	$(108,724)	$(31,297)	$(570,693)
Segment operating losses	$(413,780)	$(107,688)	$34,179	$(487,289)
Income tax expenses	$(140,561)	$–	$–	$(140,561)
Segment losses	$(554,341)	$(107,688)	$34,179	$(627,850)

For six months ended June 30, 2024

	Sales of Fish Trading	Sales of Catering	E-Commerce	Total

Revenue	$11,404,737	$87,495	$160,760	$11,652,992
Cost of revenue	$11,381,512	$65,168	$76,564	$11,523,244
Gross profit	$23,225	$22,327	$84,196	$129,748
General and administrative expenses	$(419,600)	$(153,984)	$(232,322)	$(805,906)
Segment operating losses	$(396,375)	$(131,657)	$(148,126)	$(676,158)
Income tax expenses	$(122,380)	$–	$–	$(122,380)
Segment losses	$(518,755)	$(131,657)	$(148,126)	$(798,538)

The following tables set forth a summary of single customers who represent 10% or more of the Company’s segments revenue, net:

	Fish Trading
	June 30, 2025	June 30, 2024

Percentage of fish trading revenue
Customer A	16.12%	20.33%
Customer B	23.46%	14.05%
Customer C	–	10.85%
Customer D	–	17.68%
Customer E	19.24%	12.15%
Customer F	18.65%	13.96%
Customer G	13.23%	–
	90.7%	89.02%

	Catering
	June 30, 2025	June 30, 2024

Percentage of catering revenue
Customer H	82.85%	–
Customer I	10.68%	–
	93.53%	–